UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                  FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 1999

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                                             [
] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  New Jersey Manufacturers Insurance Company
Address:  301 Sullivan Way
                 West Trenton, NJ  08628

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark R. Lynch
Title:  Assistant Vice President
Phone:  609-883-1300
Signature, Place, and Date of Signing:

Mark R. Lynch       West Trenton, NJ             November 12,
1999


Report Type  (Check only one.):

[ X ]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
]

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:     0

Form 13F Information Table Entry Total: 3281500

Form 13F Information Table Value Total:  158189

      VALUESHARES/SH/PUT/INVESTMTOTHER           VOTING
AUTHORITYNAME OF ISSUERTITLE OF
CLASSCUSIP(X$1000)PRN AMTPRNCAL
LDSCRETNMANAGERSSOLESHAREDNONE----------------------------------
----------------------------------------------------------------
--------------ABBOTT
LABSCOM28241003669100000SHDEFINED10000000AMERICAN EXPRESS
CO.COM25816109594044000SHDEFINED4400000AMERICAN HOME PRODUCTS
CORPCOM266091074150100000SHDEFINED10000000BANK ONE
CORPCOM06423A1035222150000SHDEFINED15000000BRISTOL-MYERS SQUIBB
COCOM1101221086750100000SHDEFINED10000000BURLINGTON NORTHERN
SANTA FECOM12189T104 2750100000SHDEFINED15000000CERIDIAN
CORPCOM15677T1064975200000SHDEFINED20000000CHEVRON
CORPCOM166751107612469000SHDEFINED6900000
CISCO SYS INCCOM17275R1023428 50000SHDEFINED5000000COMPUTER
SCIENCE CORPCOM2053631047031100000SHDEFINED10000000CONEXANT
SYSTEMSCOM207142100181625000SHDEFINED2500000E I DUPONT
DENEMOURS & COCOM2635341099680160000SHDEFINED16000000E M C CORP
MASSCOM268648102356950000SHDEFINED5000000EXXON CORPCOM302290101
7600100000SHDEFINED10000000FED NAT MORTGAGE
ASSOCCOM3135861096269100000SHDEFINED10000000GTE
CORP.COM362320103561273000SHDEFINED7300000INT'L FLAVORS &
FRAGRANCES,
INC.COM4595061013450100000SHDEFINED10000000MAY DEPT STORES
COCOM5777781034536124500SHDEFINED12450000MOBIL
CORPCOM607059102806080000SHDEFINED8000000PEPSICOCOM7134481084575
150000SHDEFINED15000000QWEST
COMMUNICATIONSCOM7491211094434150000SHDEFINED15000000RAYTHEON
COCOM7551111015955120000SHDEFINED12000000ROYAL DUTCH
PETROLEUMCOM78025780411104188000SHDEFINED18800000SEAGATE
TECHNOLOGYCOM8118041033062100000SHDEFINED10000000SHERWIN-WILLIAM
S COCOM8243481064229202000SHDEFINED20200000SPRINT
(FON)COM85206110010850200000SHDEFINED20000000TEXACO
INCCOM881694103606096000SHDEFINED96000003COM
CORPCOM885535104143850000SHDEFINED5000000WASHINGTON MUTUAL
INCCOM9393221035850200000SHDEFINED20000000